ADDITIONAL INFORMATION OF FINANCIAL ASSETS AND LIABILITIES - Fair value of borrowings (Details) $ in Millions	Sep. 30, 2025 ARS ($)
Borrowings
Fair value of borrowings
Financial liabilities	$ 5,120,924
Financial liabilities at fair value	4,974,157
Notes
Fair value of borrowings
Financial liabilities	3,810,334
Financial liabilities at fair value	3,641,694
Other Borrowings
Fair value of borrowings
Financial liabilities	1,310,590
Financial liabilities at fair value	$ 1,332,463